UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value

CLOSED-END FUNDS 98.4%
COMMODITIES 1.0%
Central Fund of Canada Ltd.	260,980	$3,653,720

CONVERTIBLE 9.0%
Calamos Convertible and High Income Fund	307,551	3,776,726
Calamos Convertible Opportunities & Income Fund	104,200	1,323,340
Nicholas-Applegate Convertible & Income Fund	1,576,600	15,529,510
Nicholas-Applegate Convertible & Income Fund II	1,416,504	13,116,827
		33,746,403
COVERED CALL 14.1%
Dow 30 Enhanced Premium and Income Fund	280,300	2,979,589
Eaton Vance Enhanced Equity Income Fund II	117,458	1,599,778
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	559,156	8,068,621
Eaton Vance Tax-Managed Diversified Equity Income Fund	683,217	9,086,786
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	699,665	9,368,515
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	759,062	9,161,878
NFJ Dividend Interest & Premium Strategy Fund	598,700	9,471,434
Nuveen Equity Premium Advantage Fund	225,602	3,063,675
		52,800,276
EMERGING MARKETS DEBT 3.4%
AllianceBernstein World Dollar Government Fund II	326,500	4,646,095
Morgan Stanley Emerging Markets Domestic Debt Fund	232,000	3,459,120
Templeton Emerging Markets Income Fund	106,600	1,562,756
Western Asset Emerging Markets Debt Fund	78,000	1,415,700
Western Asset Emerging Markets Income Fund II	134,400	1,697,472
		12,781,143

	Number of Shares	Value

ENERGY/ RESOURCES 2.5%
BlackRock Global Energy and Resources Trust	67,800	$1,692,288
BlackRock Real Asset Equity Trust	433,900	5,566,937
Gabelli Global Gold Natural Resources & Income Trust	128,098	2,258,368
		9,517,593
EQUITY TAX-ADVANTAGED 8.7%
Eaton Vance Tax-Advantaged Dividend Income Fund	539,000	8,721,020
Eaton Vance Tax-Advantaged Global Dividend Income Fund	640,300	8,893,767
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	393,600	8,025,504
Gabelli Dividend & Income Trust	415,108	5,716,037
John Hancock Tax-Advantaged Dividend Income Fund	96,090	1,342,377
		32,698,705
GLOBAL EQUITY 1.2%
Clough Global Equity Fund	311,800	4,468,094
GLOBAL EQUITY DIVIDEND 2.7%
Alpine Total Dynamic Dividend Fund	790,100	7,150,405
Evergreen Global Dividend Opportunity Fund	218,013	2,262,975
ING Global Equity Dividend and Premium Opportunity Fund	61,700	802,100
		10,215,480
GLOBAL HYBRID (GROWTH & INCOME) 3.9%
Clough Global Opportunities Fund	873,300	11,379,099
Nuveen Diversified Dividend and Income Fund	294,451	3,156,515
		14,535,614
GLOBAL INCOME 5.7%
AllianceBernstein Income Fund	1,121,300	9,127,382
Putnam Premier Income Trust	1,119,900	7,290,549
Templeton Global Income Fund	303,465	3,046,789
Western Asset Global High Income Fund	168,100	1,946,598
		21,411,318
HEALTH/BIOTECH 0.9%
BlackRock Health Sciences Trust	121,900	3,223,036

	Number of Shares	Value

HIGH YIELD 12.7%
BlackRock Corporate High Yield Fund	178,900	$1,209,364
BlackRock Corporate High Yield Fund III	268,700	1,832,534
BlackRock Corporate High Yield Fund V	384,800	4,282,824
BlackRock Corporate High Yield Fund VI	467,400	5,146,074
Evergreen Income Advantage Fund	661,400	6,329,598
John Hancock Income Securities Trust	53,000	731,400
New America High Income Fund	253,258	2,390,756
PIMCO High Income Fund	461,617	5,650,192
Pioneer High Income Trust	398,838	6,134,128
Western Asset High Income Fund II	844,541	8,318,729
Western Asset High Income Opportunities Fund	871,700	5,544,012
		47,569,611
INVESTMENT GRADE 1.8%
PIMCO Corporate Opportunity Fund	402,000	6,645,060
LIMITED DURATION 2.4%
Eaton Vance Limited Duration Income Fund	577,683	9,190,936
MASTER LIMITED PARTNERSHIP 3.2%
Energy Income and Growth Fund	113,400	2,764,692
Kayne Anderson Energy Total Return Fund	201,468	5,056,847
Kayne Anderson MLP Investment Company	103,000	2,766,580
MLP & Strategic Equity Fund	88,700	1,467,098
		12,055,217
NATIONAL MUNICIPAL 0.7%
Putnam Managed Municipal Income Trust	121,600	875,520
Van Kampen Advantage Municipal Income Trust II	67,300	817,695
Van Kampen Trust for Investment Grade Municipals	63,200	898,704
		2,591,919

	Number of Shares	Value

PREFERRED 4.3%
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	182,672	$2,794,882
Flaherty & Crumrine/Claymore Total Return Fund	182,300	2,916,800
John Hancock Patriot Premium Dividend Fund II	71,500	761,475
John Hancock Preferred Income Fund	79,631	1,462,821
John Hancock Preferred Income Fund II	83,113	1,508,501
John Hancock Preferred Income Fund III	229,405	3,704,891
Nuveen Quality Preferred Income Fund	431,700	3,134,142
		16,283,512
REAL ESTATE 2.4%
Alpine Global Premier Properties Fund	869,251	5,693,594
ING Clarion Global Real Estate Income Fund	240,712	1,814,968
Nuveen Real Estate Income Fund	157,325	1,463,123
		8,971,685
SENIOR LOAN 6.7%
BlackRock Floating Rate Income Strategies Fund II	93,800	1,312,262
Eaton Vance Floating-Rate Income Trust	304,400	4,800,388
Eaton Vance Senior Floating-Rate Trust	315,457	5,239,741
Eaton Vance Senior Income Trust	544,287	3,761,023
First Trust/Four Corners Senior Floating Rate Income Fund II	219,204	2,884,725
ING Prime Rate Trust	423,000	2,656,440
Nuveen Floating Rate Income Fund	277,600	3,317,320
Pioneer Floating Rate Trust	91,100	1,110,509
		25,082,408
U.S. GENERAL EQUITY 7.6%
Gabelli Equity Trust	1,376,400	6,992,112
General American Investors Co.	158,500	3,927,630
Liberty All-Star Equity Fund	2,149,386	10,209,583
Nasdaq Premium Income & Growth Fund	207,085	2,872,269
Royce Value Trust	373,400	4,421,056
		28,422,650

		Number of Shares	Value

U.S. HYBRID (GROWTH & INCOME) 1.1%
DNP Select Income Fund		430,026	$3,986,341
UTILITY 2.4%
Evergreen Utilities and High Income Fund		243,600	2,947,560
Macquarie First Trust Global Infrastructure Utilities Dividend & Income Fund		217,300	2,757,537
Macquarie Global Infrastructure Total Return Fund		219,480	3,498,511
			9,203,608
TOTAL CLOSED-END FUNDS (Identified cost—$338,093,347)			369,054,329
SHORT-TERM INVESTMENTS 1.0%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(a)		1,820,223	1,820,223
State Street Institutional Liquid Reserves Fund, 0.13%(a)		1,820,680	1,820,680
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,640,903)			3,640,903

TOTAL INVESTMENTS (Identified cost—$341,734,250)	99.4%		372,695,232

OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		2,284,080

NET ASSETS (Equivalent to $13.65 per share based on 27,474,186 shares of common stock outstanding)	100.0%		$374,979,312

Note: Percentages indicated are based on the net assets of the Fund.

(a) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$369,054,329	$369,054,329	$—	—
Money Market Funds	3,640,903	—	3,640,903	—
Total Investments	$372,695,232	$369,054,329	$3,640,903	—

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 2. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$341,734,250
Gross unrealized appreciation	$44,512,131
Gross unrealized depreciation	(13,551,149)
Net unrealized appreciation	$30,960,982

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: May 28, 2010